Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Statement of Financial Position [Abstract]
Allowance for loan losses	$ 51,820	$ 47,518	$ 55,864
Loans covered by FDIC loss share agreements	195,545	234,036	347,408
Loans and written loan commitments at fair value under the fair value option	1,023,281	985,411	841,862
Loan held for sale	9,387	10,381	8,271
Property covered under FDIC loss share agreements	$ 10,602	$ 10,628	$ 24,412
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	57,886,114	57,886,114	57,886,114
Common stock, shares outstanding	57,886,114	57,886,114	57,886,114